Average Annual Total Returns - First Trust Dow Jones International Internet ETF	First Trust Dow Jones International Internet ETF 1 Year	First Trust Dow Jones International Internet ETF Since Inception	First Trust Dow Jones International Internet ETF Inception Date	First Trust Dow Jones International Internet ETF After tax on distributions 1 Year	First Trust Dow Jones International Internet ETF After tax on distributions Since Inception	First Trust Dow Jones International Internet ETF After tax on distributions and sale of fund shares 1 Year	First Trust Dow Jones International Internet ETF After tax on distributions and sale of fund shares Since Inception	Dow Jones International Internet Index (reflects no deduction for fees, expenses or taxes) 1 Year	Dow Jones International Internet Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI ACWI ex-USA Information Technology Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI ACWI ex-USA Information Technology Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI ACWI ex-USA Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	85.86%	49.75%	Nov. 05, 2018	85.73%	48.74%	50.83%	39.07%	87.43%	50.99%	45.35%	35.96%	10.65%	11.96%